Financial instruments and risk management (Detail) - Currency Variation Risk € in Thousands, ZAR in Thousands, RSD in Thousands, MKD in Thousands, CAD in Thousands, AUD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 ZAR	Dec. 31, 2017 AUD	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 RSD	Dec. 31, 2017 MKD	Dec. 31, 2016 CAD	Dec. 31, 2016 ZAR	Dec. 31, 2016 AUD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 RSD	Dec. 31, 2016 MKD
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | $	$ (96,428)
CAD [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | CAD		CAD 601						CAD 45
ZAR [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | ZAR			ZAR 9						ZAR 44
AUD [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | AUD				AUD 238						AUD (11)
EUR [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | €					€ 822						€ 16
RSD [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | RSD						RSD 9						RSD 13
MKD [Member]
Statement Line Items [Line Items]
Net Income Increase (Decrease) (based on 10% strengthing of US dollar) | MKD							MKD 363						MKD (17)